Notes to the consolidated statements of income	9 Months Ended
Sep. 30, 2023
Notes to the consolidated statements of income
Notes to the consolidated statements of income

4.    Notes to the consolidated statements of income

a)    Revenue

Due to the change in the Company’s operating structure as well as the implementation of IFRS 17, the Company has adjusted the prior year financial information below in order to conform to the current year’s presentation.

The Company has recognized the following revenue in the consolidated statements of income for the three and nine months ended September 30, 2023 and 2022:

Revenue

in € THOUS

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended September 30, 2023
Health care services	3,781,890	145,479	—	3,927,369
Health care products	988,559	—	20,309	1,008,868
Total	4,770,449	145,479	20,309	4,936,237

	For the three months ended September 30, 2022
Health care services	3,973,255	109,145	—	4,082,400
Health care products	989,256	—	24,510	1,013,766
Total	4,962,511	109,145	24,510	5,096,166

	For the nine months ended September 30, 2023
Health care services	11,026,027	442,701	—	11,468,728
Health care products	2,952,592	—	44,411	2,997,003
Total	13,978,619	442,701	44,411	14,465,731

	For the nine months ended September 30, 2022
Health care services	11,106,053	365,074	—	11,471,127
Health care products	2,850,964	—	79,124	2,930,088
Total	13,957,017	365,074	79,124	14,401,215

The following table contains a disaggregation of revenue by categories for the three and nine months ended September 30, 2023 and 2022:

Disaggregation of revenue by categories

in € THOUS

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
Care Delivery
US	3,221,467	3,317,284	9,344,058	9,313,517
International	752,801	813,449	2,258,299	2,286,187
Total (1)	3,974,268	4,130,733	11,602,357	11,599,704

Care Enablement
Total (including inter-segment revenues) (1)	1,330,023	1,375,919	3,965,292	3,961,485
Inter-segment eliminations	(368,054)	(410,486)	(1,101,918)	(1,159,974)
Total Care Enablement revenue external customers	961,969	965,433	2,863,374	2,801,511
Total	4,936,237	5,096,166	14,465,731	14,401,215

(1)	For further information on segment revenues, see note 13.

b)    Research and development expenses

Research and development expenses of €165,985 for the nine months ended September 30, 2023 (for the nine months ended September 30, 2022: €166,575) included research and non-capitalizable development costs as well as depreciation and amortization expenses related to capitalized development costs of €7,283 (for the nine months ended September 30, 2022: €7,182).

c)    Other operating income and expense

The following table contains reconciliations of the amounts included in other operating income and expense for the three and nine months ended September 30, 2023 and 2022:

Other operating income

in € THOUS

	For the three months		For the nine months
	ended September 30,		ended September 30,
	2023	2022	2023	2022
Foreign exchange gains	42,756	72,539	168,737	267,691
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	638	3,220	26,212	25,036
Revaluation of certain investments	1,382	—	16,350	—
Other	19,836	82,265	46,614	104,541
Other operating income	64,612	158,024	257,913	397,268

Other operating expense

in € THOUS

	For the three months		For the nine months
	ended September 30,		ended September 30,
	2023	2022	2023	2022
Foreign exchange losses	39,691	82,013	194,105	284,399
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	1,479	199	20,148	20,703
Revaluation of certain investments	—	989	—	79,372
Expenses from strategic transactions and programs	66,460	90,696	181,913	94,392
Other	37,555	41,463	76,560	83,823
Other operating expense	145,185	215,360	472,726	562,689

Included within the “expenses from strategic transactions and programs” line item in other operating expense are the proposed divestitures (including associated impairment losses) of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below, and the FME25 Program and, in 2022, costs related to the InterWell Health business combination. For further information on the proposed divestitures and associated impairment losses, see note 3. Consistent with the Company’s decision to present impairment losses within other operating expense, as described in note 1 above, such costs related to cost of revenues, selling, general and administrative expense or research and development expenses are now included within other operating expense. “Expenses from strategic transactions and programs” primarily consist of:

●	strategic divestiture program expenses identified during the review of our business portfolio, mainly due to exiting unsustainable markets and non-core businesses, as well as the cessation of certain research and development programs to enable more focused capital allocation towards areas in our core business that are expected to have higher profitable growth, which included the proposed divestiture of the aforementioned outpatient facilities and laboratory services (see note 3), the cessation of a dialysis cycler development program and the divestiture of the Company’s clinic network in Sub-Saharan Africa in 2023 (Legacy Portfolio Optimization);
●	certain impairment losses in connection with the FME25 Program;
●	certain costs associated with the Conversion, primarily related to the requisite relabeling of its products, transaction costs (such as costs for external advisors and conducting an extraordinary general meeting) and costs related to the establishment of dedicated administrative functions required to manage certain services which are currently administered at the Fresenius SE group level and paid by the Company through corporate charges (Legal Form Conversion Costs); and
●	expenses and impairment loss related to the InterWell Health business combination. As contemplated in the agreement, the Company transferred Acumen Physician Solutions, LLC (Acumen) to NewCo shortly after the Acquisition Date with working capital in the amount of $1,824 (€1,845 as of the date of the transfer agreement). Since certain long-lived assets (mainly intangible assets) held by Acumen are utilized materially differently by NewCo, management performed an impairment assessment prior to the transfer, concluded that the assets were completely impaired in accordance with IAS 36, Impairment of Assets, and recorded an impairment charge in the Care Delivery segment in the amount of $71,025 before the transfer (€66,763 for the nine months ended September 30, 2022). The expenses, along with the impairment charges were previously recognized in “Selling, general and administrative expense and have been reclassified to “Other operating expense” on the consolidated statements of income in order to conform to the current year’s presentation.

Expenses from strategic transactions and programs comprised the following for the three and nine months ended September 30, 2023 and 2022:

Expenses from strategic transactions and programs

in € THOUS

	For the three months		For the nine months
	ended September 30,		ended September 30,
	2023	2022	2023	2022
Derecognition of capitalized development costs and termination costs(1)	11	—	58,298	—
Legacy Portfolio Optimization	11	—	58,298	—
Impairment of intangible and tangible assets(2)	5,842	66,865	43,290	70,561
Legacy Portfolio Optimization	(167)	—	34,883	—
FME25 Program	6,009	102	8,407	3,798
InterWell Health	—	66,763	—	66,763
Impairment resulting from the measurement of assets held for sale	52,473	—	64,365	—
Legacy Portfolio Optimization	52,473	—	52,473	—
FME25 Program	—	—	11,892	—
Other(3)	8,133	23,831	15,960	23,831
Legacy Portfolio Optimization	1,775	—	2,899	—
Legal Form Conversion Costs	6,358	—	13,061	—
InterWell Health transaction-related costs	—	23,831	—	23,831
Expenses from strategic transactions and programs	66,460	90,696	181,913	94,392

(1)	Primarily research and development expense.
(2)	For the three months ended September 30, 2023 and 2022, the amounts relate primarily to cost of revenues. For the nine months ended September 30, 2023 and 2022, the amounts relate primarily to research and development expense and cost of revenues, respectively.
(3)	Primarily selling, general and administrative expense.

For more information on the disposal groups classified as held for sale, see note 3.

d)    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three and nine months ended September 30, 2023 and 2022:

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2023	2022	2023	2022
Numerator:
Net income attributable to shareholders of FMC AG & Co. KGaA	84,351	230,100	311,072	534,601

Denominators:
Weighted average number of shares outstanding	293,413,449	293,413,449	293,413,449	293,190,145
Potentially dilutive shares	—	—	—	—

Basic earnings per share	0.29	0.78	1.06	1.82
Diluted earnings per share	0.29	0.78	1.06	1.82

e)    Impacts of severe acute respiratory syndrome coronavirus 2 (COVID-19)

The Company provides life-sustaining dialysis treatments and other critical health care services and products to patients. The Company’s patients need regular and frequent dialysis treatments, or else they face significant adverse health consequences that could result in hospitalization or death. To be able to continue care for its patients in light of COVID-19, the Company determined that it needed to implement a number of measures, both operational and financial, to maintain an adequate workforce, to protect its patients and employees through expanded personal protective equipment protocols and to develop surge capacity for patients suspected or confirmed to have COVID-19. Additionally, the Company experienced a loss of revenue due to the pandemic in certain parts of its business, partially offset by increased demand for its services and products in other parts. Various governments in regions in which the Company operates have provided economic assistance programs to address the consequences of the pandemic on companies and support health care providers and patients.

The Company recorded €3,577 and €275,355 for the nine months ended September 30, 2023 and 2022, respectively, within the statement of profit and loss for government grants in various regions in which it operates. In addition to the costs incurred which are eligible for government funding in various countries, the Company has been affected by impacts that COVID-19 had on the global economy and financial markets as well as effects related to lockdowns. During the nine months ended September 30, 2022, the Company received an additional $234,411 (€220,344), in U.S. Department of Health and Human Services (HHS) funding available for health care providers affected by the COVID-19 pandemic. During the nine months ended September 30, 2023, the Company did not receive additional funding from HHS. The remaining amount of U.S. government grants received recorded in deferred income was $640 (€604) and $6,104 (€5,723) at September 30, 2023 and December 31, 2022, respectively.